Business combination (Details Narrative) - CAD ($) $ / shares in Units, shares in Thousands, $ in Thousands	1 Months Ended	7 Months Ended	12 Months Ended
	Jun. 21, 2019	Dec. 31, 2019	Dec. 31, 2019	Jun. 20, 2019	Dec. 31, 2018	[1]	Dec. 31, 2017	[1]	Dec. 31, 2016	[1]
Statement Line Items [Line Items]
Cash and cash equivalents		$ 10,417	$ 10,417		$ 20,439		$ 40,560		$ 18,624
Difference contributed revenue		0
Net income		$ 283
Proforma consolidated revenue			68,143
Proforma consolidated net losses			(8,514)
Fair value of replacement stock-based awards attributable to pre-acquisition service	$ 682
Fair value of the replacement awards attributed to the post-acquisition service	225
Gain on acquisition			14,786
Transaction costs			1,645
Decrease in investment portfolio			1,100
Gain on acquisition previously disclosed			15,886
Investment portfolio previously disclosed			$ 23,904
TSX [Member]
Statement Line Items [Line Items]
Closing price per share				$ 4.68
Business combinations [Member]
Statement Line Items [Line Items]
Mogo Finance common shares already held by Difference		(2,549,163)	(2,549,163)
Cash and cash equivalents	10,246
Gain on acquisition	$ 14,786

[1]	The consolidated statement of cash flows for the years ended December 31, 2019 and December 31, 2018 reflects the adoption of IFRS 16 on January 1, 2019 and IFRS 9 on January 1, 2018. The comparative information has not been restated.